Basis of Presentation	6 Months Ended
Jun. 30, 2026
Basis of Presentation [Abstract]
Basis of presentation

2. Basis of presentation

Statement of compliance

The condensed consolidated interim financial statements of the Group have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board, and on a going concern basis (see Note 31). They do not include all of the information required for a complete set of annual financial statements and should be read in conjunction with the Group’s audited consolidated financial statements for the year ended December 31, 2025.

Other than for the adoption of the new or revised standards, amendments and/or interpretations that became mandatory for periods beginning on or after January 1, 2026 (see Note 3), the same significant accounting policies are applied in these condensed consolidated interim financial statements as those in the Group’s most recent audited consolidated financial statements for the year ended December 31, 2025. Management confirms that all adjustments that are required for a proper presentation of the financial information are incorporated in these condensed consolidated interim financial statements.

The condensed consolidated interim financial statements of the Group were approved for issue by the Group’s Board of Directors on September 30, 2026.

Basis of measurement

These condensed consolidated interim financial statements have been prepared on the historical cost basis except for:

●	the earnout liability and derivative liability (warrants) which are measured at fair value with gains or losses recognized in profit or loss;

●	cash-settled share-based payment arrangements, which are measured at fair value on grant and re-measurement dates; and equity-settled share-based payment arrangements, which are measured at fair value on the grant date.

These condensed consolidated interim financial statements are presented in United States dollars (“$”, or “US Dollars”), which is also the functional currency of the Group. All financial information has been presented in thousands, unless otherwise indicated.